Taxes (Details) - Schedule of components of the benefit of (provision for) income taxes	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule of components of the benefit of (provision for) income taxes [Abstract]
Current	¥ (4,487,629)	$ (687,770)	¥ (4,644,300)	¥ (9,618,606)
Deferred	1,582,948	242,601	1,515,220	1,543,010
Provision for income taxes	¥ (2,904,681)	$ (445,169)	¥ (3,129,080)	¥ (8,075,596)